Commitments, Contingencies and Other Liabilities - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2017
Subsequent Event [Line Items]
Legal settlement reserve					$ 28.0
Settlement amount paid			$ 23.0	$ 5.0
Litigation settlement awarded		$ 12.5
Subsequent Event
Subsequent Event [Line Items]
Litigation settlement awarded	$ 4.8